Accounts receivable net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts receivable net
Contract receivables | $	$ 1,995		$ 1,386
Less: allowance for doubtful accounts | $	0		0		$ 0
Accounts receivable, net | $	$ 1,995		$ 1,386
ZHEJIANG TIANLAN [Member]
Accounts receivable net
Contract receivables | ¥		¥ 158,905		¥ 171,008
Less: allowance for doubtful accounts | ¥		(40,092)		(35,952)		¥ (29,644)
Accounts receivable, net | ¥		¥ 118,813		¥ 135,056